Condensed Consolidated Statements of Changes in Deficiency - USD ($)		3 Months Ended			9 Months Ended				12 Months Ended
		Sep. 30, 2023		Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Balance		$ (2,342,000)		$ (1,869,000)	$ (2,563,000)		$ (2,430,000)		$ (2,430,000)		$ (37,000)
Issuance of shares to service providers							80,000
Issuance of shares									102,000		299,000
Share issuance upon conversion of convertible notes					242,000
CLA - change of classification		66,000			66,000
Stock payables		394,000		7,000	441,000		35,000		27,000
Shares issued in the Reverse Merger											4,000
Share issuance upon conversion of preferred stock		0
Share based compensation		55,000		267,000	618,000		775,000		1,042,000		485,000
Net loss		(1,456,000)		(683,000)	(2,087,000)		(738,000)		(1,304,000)		(3,181,000)
Balance		(3,283,000)		$ (2,278,000)	(3,283,000)		(2,278,000)		(2,563,000)		$ (2,430,000)
Preferred Stock [Member]
Balance
Balance, shares		300,000		300,000	300,000	[1]	300,000	[1]	300,000	[1]	225,000	[1]
Issuance of shares to service providers
Issuance of shares
Stock payables
Adjusting the amount of shares in light of issuance of AppYea shares
Shares issued in the Reverse Merger
Shares issued in the Reverse Merger, shares	[1]										75,000
Share issuance upon conversion of preferred stock
Share issuance upon conversion of preferred stock ,shares		(29,201)			(29,201)
Share based compensation
Net loss
Balance
Balance, shares		270,799	[2]	300,000	270,799	[2]	300,000		300,000	[1]	300,000	[1]
Common Stock [Member]
Balance		$ 22,000		$ 21,000	$ 21,000		$ 21,000		$ 21,000		$ 6,000
Balance, shares		240,321,157		220,730,798	220,930,798	[1]	218,246,326	[1]	218,246,326	[1]	63,109,055	[1]
Issuance of shares to service providers
Issuance of shares to service providers, shares							2,484,472
Issuance of shares											$ 5,000
Issuance of shares, shares				200,000			200,000		2,684,472	[1]	45,690,956	[1]
Share issuance upon conversion of convertible notes					$ 1,000
Share issuance upon conversion of convertible notes, shares					19,390,359
Stock payables
Adjusting the amount of shares in light of issuance of AppYea shares											$ 6,000
Adjusting the amount of shares in light of issuance of AppYea shares, shares	[1]										65,795,623
Shares issued in the Reverse Merger											$ 4,000
Shares issued in the Reverse Merger, shares	[1]										43,650,692
Share issuance upon conversion of preferred stock		$ 4,000			$ 4,000
Share issuance upon conversion of preferred stock ,shares		43,801,500			43,801,500
Share based compensation
Net loss
Balance		$ 26,000		$ 21,000	$ 26,000		$ 21,000		$ 21,000		$ 21,000
Balance, shares		284,122,657		220,930,798	284,122,657		220,930,798		220,930,798	[1]	218,246,326	[1]
Stock Payables [Member]
Balance		$ 74,000		$ 28,000	$ 27,000
Issuance of shares to service providers
Issuance of shares				(13,000)			(13,000)
Share issuance upon conversion of convertible notes
CLA - change of classification
Stock payables		394,000		7,000	441,000		35,000		27,000
Adjusting the amount of shares in light of issuance of AppYea shares
Shares issued in the Reverse Merger
Share issuance upon conversion of preferred stock
Share based compensation
Net loss
Balance		468,000		22,000	468,000		22,000		27,000
Additional Paid-in Capital [Member]
Balance		2,716,000		1,356,000	1,912,000		768,000		768,000		(5,000)
Issuance of shares to service providers							80,000
Issuance of shares				13,000			13,000		102,000		294,000
Share issuance upon conversion of convertible notes					241,000
CLA - change of classification		66,000			66,000
Stock payables
Adjusting the amount of shares in light of issuance of AppYea shares											(6,000)
Share issuance upon conversion of preferred stock		(4,000)			(4,000)
Share based compensation		55,000		267,000	618,000		775,000		1,042,000		485,000
Net loss
Balance		2,833,000		1,636,000	2,833,000		1,636,000		1,912,000		768,000
Retained Earnings [Member]
Balance		(5,140,000)		(3,260,000)	(4,509,000)		(3,205,000)		(3,205,000)		(26,000)
Issuance of shares to service providers
Issuance of shares
Stock payables
Adjusting the amount of shares in light of issuance of AppYea shares
Shares issued in the Reverse Merger
Share issuance upon conversion of preferred stock
Share based compensation
Net loss		(1,456,000)		(683,000)	(2,087,000)		(738,000)		(1,304,000)		(3,179,000)
Balance		(6,596,000)		(3,943,000)	(6,596,000)		(3,943,000)		(4,509,000)		(3,205,000)
Parent [Member]
Balance		(2,328,000)		(1,855,000)	(2,549,000)		(2,416,000)		(2,416,000)		(25,000)
Issuance of shares to service providers							80,000
Issuance of shares									102,000		299,000
Share issuance upon conversion of convertible notes					242,000
CLA - change of classification		66,000			66,000
Stock payables		394,000		7,000	441,000		35,000		27,000
Shares issued in the Reverse Merger											4,000
Share issuance upon conversion of preferred stock
Share based compensation		55,000		267,000	618,000		775,000		1,042,000		485,000
Net loss		(1,456,000)		(683,000)	(2,087,000)		(738,000)		(1,304,000)		(3,179,000)
Balance		(3,269,000)		(2,264,000)	(3,269,000)		(2,264,000)		(2,549,000)		(2,416,000)
Noncontrolling Interest [Member]
Balance		(14,000)		(14,000)	(14,000)		(14,000)		(14,000)		(12,000)
Issuance of shares to service providers
Issuance of shares
Stock payables
Adjusting the amount of shares in light of issuance of AppYea shares
Shares issued in the Reverse Merger
Share issuance upon conversion of preferred stock
Share based compensation
Net loss											(2,000)
Balance		$ (14,000)		$ (14,000)	$ (14,000)		$ (14,000)		$ (14,000)		$ (14,000)

[1]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split. See Note 1 and Note 9.
[2]	Including share-based compensation for the Nine months ended September 30, 2023 and 2022 in the amount of $560,500 and $743,000, respectively.